Share Based Compensation - Summary of FV Per Performance Criteria and Program (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	kr 96.54	kr 97.71	kr 99.29
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value			99.29	kr 84.12
Key contributor plan [member] | Fair value – Tranche 1 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	99.68	84.12
Key contributor plan [member] | Fair value – Tranche 2 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	98.10	99.29
Key contributor plan [member] | Fair value – Tranche 3 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value	96.54	97.71
Fair Value Absolute T S R | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	98.37	113.49	198.56	84.12
Fair Value Relative T S R | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	125.35	130.59	198.56	84.12
Long-term variable compensation program [member] | Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share price at grant	78.88	90.70	65.79	57.15
Fair value Group operating income	74.22	86.94	62.93
Long-term variable compensation program [member] | Fair Value Absolute T S R | Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	54.69	87.92	80.40	54.40
Long-term variable compensation program [member] | Fair Value Relative T S R | Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Fair value Group operating income	kr 98.06	kr 94.63	kr 78.66	kr 76.95